ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accured Expenses and Other Accounts Payable [Text Block]
NOTE 11:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2010	2011

Employees and payroll accruals	$5,092	$6,228
Accrued expenses	3,714	1,865
Deferred payments related to acquisition	1,906	2,325
Government authorities and other	2,098	5,330

	$12,810	$15,748